Leases, Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Extended lease term		12 months			62 months	126 months
Operating lease right-of-use asset			$ 1,809	$ 2,199
Operating lease liability			1,747
License fee			15
Rent expense	$ 7	$ 6	685	$ 392
Operating Leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncancelable lease payments			2,017
Short-term Leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncancelable lease payments			$ 45
Short Term Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset						$ 2,799
Operating lease liability						$ 2,799
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset					$ 2,293
Operating lease liability					$ 2,293
Operating lease discount rate					7.50%